STOCK OPTION RESERVE (Tables)	9 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of stock option reserve

	Nine Months Ended December 31,
	2023		2022
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve
Balance, beginning of period	$–	$21,204	$11,659	$16,928
Share-based compensation expense	–	2,248	–	3,614
Settled in iOx exchange	–	–	(11,659)	–
Balance, end of period	$–	$23,452	$–	$20,542

Schedule of changes in the number of options issued

	Nine Months Ended December 31,
	2023	2022	2023	2022
	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
Balance, beginning of period	1,963,420	1,151,400	–	1,275
Granted	–	65,900	–	–
Expired or forfeited	–	–	–	(1,275)
Balance, end of period	1,963,420	1,217,300	–	–
Exercisable, end of period	773,988	419,705	–	–

(c)	The following is the weighted average exercise price and the remaining contractual life for outstanding options by plan as of December 31, 2023 and 2022:

Schedule of weighted average exercise price

	As of December 31,
	2023	2022	2023	2022
	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
Weighted average exercise price	$10.53	15.19	$–	$–
Weighted average remaining contractual life (in years)	8.11	8.41	–	–